Earnings Per Share - Schedule of Basic and Diluted Net Income (loss) Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net Income (Loss) Attributable to Parent [Abstract]
Net loss	$ (370,431)	$ (87,069)	$ (214,449)	$ (94,077)
Net loss		$ (87,070)	$ (214,449)	$ (94,078)
Net loss per share:
Basic	$ (1.57)	$ (0.71)	$ (1.72)	$ (0.89)
Diluted	$ (1.57)	$ (0.71)	$ (1.72)	$ (0.89)
Denominator:
Weighted average common shares outstanding - Basic	236,133,823	123,200,467	124,743,865	117,188,874
Weighted average common shares outstanding - Diluted	236,133,823	123,200,467	124,743,865	117,188,874